File No. 33-7339
             SECURITIES AND EXCHANGE COMMISSION
                   Washington D.C.
20549

                          Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
X

      Pre-Effective Amendment No.


     Post-Effective Amendment No.
    17


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
X

     Amendment No.           18
     SMITH BARNEY PRECIOUS METALS AND MINERALS FUND
      INC. (Exact name of Registrant as Specified in Charter)

       388 Greenwich Street, New York, New York, 10013
    (Address of Principal Executive Offices)  (Zip
    Code)
     Registrant's Telephone Number, including Area
                       Code (212) 723-9218
                     Christina T. Sydor
                          Secretary
    Smith Barney  Precious Metals and Minerals Fund Inc.
       388 Greenwich Street, New York, New York 10013
           (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:


_____     immediately upon filing pursuant to Rule 485(b)
_____     on  ____________ 1995 pursuant to Rule 485(b)
__X__     60 days after filing pursuant to Rule 485(a)
_____     on _____________ 1995 pursuant to Rule 485(a)

__________________________________________________________
__ ________________________

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended.  Registrant's Rule 24f-2
Notice for the
fiscal year ended  October 31, 1994 was filed on December
29, 1994.



     SMITH BARNEY PRECIOUS METALS AND MINERALS FUND

                         INC. FORM  N-1A

                    CROSS REFERENCE SHEET

                   PURSUANT TO RULE 495(a)

Part A Item No.               Prospectus Caption

1. Cover Page                 Cover Page

2. Synopsis                   Prospectus Summary

3. Financial Highlights       Financial

Highlights

4. General Description of     Cover Page; Prospectus
Registrant                    Summary; Investment
Objective
                              and Management Policies;
                              Additional Information

5. Management of the Fund     Management of the Fund; The
                              Fund's Expenses; Additional
                              Information

6. Capital Stock and Other    Investment Objective and
Securities                    Management Policies;
                              Dividends, Distributions
                              and Taxes; Additional
                              Information

7. Purchase of Securities     Purchase of Shares;
Valuation
Being Offered                 of Shares; Redemption of
                              Shares; Exchange Privilege;
                              Distributor; Minimum
                              Account Size; Additional
                              Information

8. Redemption or Repurchase   Redemption of Shares;
                              Purchase of Shares;
                              Exchange Privilege

9. Legal Proceedings          Not Applicable


Part B Item No.               Statement of Additional
                              Information Caption

10.  Cover Page               Cover Page

11.  Table of Contents        Contents

12.  General Information and  Distributor; Additional
History                       Information

13.  Investment Objectives    Investment Objective and
and Policies                  Management Policies

14.  Management of the Fund   Management of the Fund;
                              Distributor

15.  Control Persons and      Management of the Fund
Principal Holders of
Securities

16.  Investment Advisory and  Management of the Fund;
Other Services                Distributor

17.  Brokerage Allocation     Investment Objective and
                              Management Policies;
                              Distributor

18.  Capital Stock and other  Purchase of Shares;
Securities                    Redemption of Shares;
Taxes

19.  Purchase, Redemption and Purchase of Shares;
Pricing of Securities Being   Redemption of Shares;
Offered                       Valuation of Shares;
Exchange
                              Privilege; Distributor
20.  Tax Status               Taxes
21.  Underwriters             Distributor
22.  Calculation of           Performance Data
Performance Data

23.  Financial Statement      Financial Statements

P R O S P E C T U S

SMITH BARNEY



Natural



Resources

Fund



OCTOBER  , 1995

                                              PROSPECTUS
BEGINS ON PAGE ONE
LOGO Smith Barney Mutual Funds
     INVESTING FOR YOUR FUTURE.
     EVERYDAY.

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS
                                                           , 1995
388 Greenwich Street
New York, New York 10013
(212) 723-9218

Smith Barney Natural Resources Fund Inc. (the "Fund") is a mutual fund that seeks long-term capital appreciation by investing primarily in "Natural
Resource Investments." Natural Resource Investments are defined as equity and debt securities of issuers which: (1) own or process natural resources, such as precious metals, other minerals, water, timberland, agricultural commodities and forest products; (2) own or produce sources of energy such as oil, natural gas, coal, uranium, geothermal, oil shale and biomass; (3) participate in the exploration and development, transportation, distribution and/or processing of natural resources; (4) own or control oil, gas, or other mineral leases, rights or royalties; (5) provide related services or supplies, such as drilling, well servicing, chemicals, parts and equipment; (6) develop or participate in ener-gy-efficient technologies; and (7) are involved in the upgrading or processing of raw commodities into intermediate products. The Fund may also invest in gold bullion and gold coins. A company is considered a Natural
Resource Investment
when it derives at least 50% of its total revenue from a business or activity described above.

 This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a
Statement of Addi-
tional Information dated       , 1995, as amended or
supplemented from time to
time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a
Smith Barney Financial Consultant. The Statement of
Additional Information has
been filed with the Securities and Exchange Commission
(the "SEC") and is
incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.

Investment Manager
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY

Natural Resources Fund Inc.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
------------------------------------------------FINANCIAL
HIGHLIGHTS                                     10
------------------------------------------------INVESTMENT
OBJECTIVE AND MANAGEMENT POLICIES              13
------------------------------------------------VALUATION
OF SHARES                                      23
------------------------------------------------DIVIDENDS,
DISTRIBUTIONS AND TAXES                        23
-------------------------------------------------
PURCHASE OF SHARES                             25
-------------------------------------------------
EXCHANGE PRIVILEGE                             35
------------------------------------------------REDEMPTION
OF SHARES                                      39
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           41
------------------------------------------------
PERFORMANCE                                    41
------------------------------------------------MANAGEMENT
OF THE FUND                                    42
------------------------------------------------
DISTRIBUTOR                                    44
------------------------------------------------ADDITIONAL
INFORMATION                                    45
------------------------------------------------

----------------------------------------------------------
---------------------

 No person has been authorized to give any information or to make any representations in connection with this offering other
                           than
those contained
 in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the
 Fund or the distributor. This Prospectus does not constitute an offer by the
  Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

----------------------------------------------------------
---------------------

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS SUMMARY


The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks long-term capital appreciation by investing primarily in Natural Resource Investments. Although the Fund invests primarily in Natu-ral Resource Investments, it may invest in companies not in the natural resource area, gold bullion and gold coins, investment grade corporate debt securities, U.S. Government securities and, for cash management purposes, money market instruments. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$5,000,000. See "Purchase of Shares" and "Redemption of
Shares."

Class A Shares. Class A shares are sold at net asset value
plus an initial
sales charge of up to 5.00% and are subject to an annual
service fee of 0.25%
of the average daily net assets of the Class. The initial
sales charge may be
reduced or waived for certain purchases. Purchases of
Class A   shares, which
when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No
Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge Alternatives."

Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions.
The Class C shares'
distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class C shares, which when combined with current holdings of shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

   Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended holding period of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes.
Because the Fund's future
return cannot be predicted, however, there can be no assurance that this would be the case.

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


 Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter
CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

 Investors investing a minimum of $5,000,000 must purchase
Class Y shares,
which are not subject to an initial sales charge, CDSC or service or distribu-tion fees. The maximum purchase amount for Class A shares is $4,999,999, Class
B shares is $249,999 and Class C shares is $499,999. There is no maximum pur-chase amount for Class Y shares.

   Reduced or No Initial Sales Charge. The initial sales
charge on Class A
shares may be waived for certain eligible purchasers, and
the entire purchase
price will be immediately invested in the Fund. In
addition, Class A share pur-
chases, which when combined with current holdings of Class
A shares offered
with a sales charge equal or exceed $500,000 in the
aggregate, will be made at
net asset value with no initial sales charge, but will be
subject to a CDSC of
1.00% on redemptions made within 12 months of purchase.
The $500,000 aggregate
investment may be met by adding the purchase to the net
asset value of all
Class A shares offered with a sales charge held in funds
sponsored by Smith
Barney Inc. ("Smith Barney") listed under "Exchange
Privilege." Class A share
purchases may also be eligible for a reduced initial sales
charge. See
"Purchase of Shares." Because the ongoing expenses of
Class A   shares may be
lower than those for Class B and Class C shares, purchasers eligible to pur-chase Class A shares at net asset value or at a reduced sales charge should consider doing so.

 Smith Barney Financial Consultants may receive different compensation for selling the different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

 See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist employ-

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

ers or plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax qualified employee benefit plans (collectively, "Participating Plans"). Class A,
Class B, Class C and
Class Y shares are available as investment alternatives for Participating
Plans. See "Purchase of Shares--Smith Barney 401(k)
Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, The Shareholder
Services Group, Inc.
("TSSG"), a subsidiary of First Data Corporation. See
"Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and
Class C shares may open
an account by making an initial investment of at least
$1,000 for each account,
or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes through the Systematic
Investment Plan
described below is $50. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See "Pur-chase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of Shares" and "Re-
demption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds
Management Inc. ("SBMFM"), a
wholly owned subsidiary of Smith Barney Holdings Inc.
("Holdings"), serves as
the Fund's investment manager. Holdings is a wholly owned subsidiary of Travel-ers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

segments: Investment Services, Consumer Finance Services,
Life Insurance Serv-
ices and Property & Casualty Insurance Services.


EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other Smith Barney Mutual Funds at the respective net asset values next determined, plus any applicable sales charge differential. See "Ex-change Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually.
See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS No assurance can be given that the Fund will achieve its investment objective. The Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities rep-resenting a broader range of investment alternatives.
Historically, stock
prices of companies involved in natural resources industries have been volatile. The Fund's policy of investing in securities of foreign issuers also presents certain risks not present in domestic investments. The Fund may invest in medium- or low-rated securities and unrated securities of comparable quali-ty. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities but involve greater volatility of prices and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities.
Therefore, an investment in
the Fund should not be considered as a complete investment program and may not be appropriate for all investors. See "Investment
Objective and Management Pol-
icies."

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's current operating expenses for its most recent fiscal year:

                                               CLASS A
CLASS B                                        CLASS C
CLASS Y
----------------------------------------------------------
-------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%
None
None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)
None*
5.00%   1.00%   None -------------------------------------
----------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
     Management fees                             0.95%
0.95%   0.95%   0.95%
     12b-1 fees**                                0.25%
1.00%   1.00%   None
     Other expenses***                               %
%       %       %
----------------------------------------------------------
-------------------
 TOTAL FUND OPERATING EXPENSES                 ___%   ___%
___7%   ___% ---------------------------------------------
--------------------------------

  * Purchases of Class A shares, which when combined with current holdings of
    Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.

*** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by the Class A shares because no Class Y shares had been acquired as of October 31, 1995.

The sales charge and CDSC set forth in the above table are
the maximum
charges imposed on purchases or redemptions of Fund shares
and investors may
actually pay lower or no charges, depending on the amount
purchased and, in the
case of Class B, Class C and certain Class A shares, the
length of time the
shares are held and whether the shares are held through
the Smith Barney 401(k)
Program. See "Purchase of Shares" and "Redemption of
Shares." Smith Barney
receives an annual 12b-1 service fee of 0.25% of the value
of average daily net
assets of Class A shares. Smith Barney also receives, with
respect to Class B
and Class C shares, an annual 12b-1 fee of 1.00% of the
value of average daily
net assets of the respective Class, consisting of a 0.75%
distribution fee and
a 0.25% service fee. "Other expenses" in the above table
include fees
8

SMITH BARNEY

Natural Resources Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.
 EXAMPLE
The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Fund."

                                              1 YEAR 3
YEARS 5  YEARS 10 YEARS*
----------------------------------------------------------
-------------------
  An investor would pay the following
 expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2)
  redemption at the end of each time
  period:
    Class A                                    $       $
$        $
    Class B                                    $       $
$        $
    Class C                                    $       $
$        $
    Class Y                                    $       $
$        $
  An investor would pay the following
         expenses on the same investment, assuming
  the same annual return and no redemption:
Class A                                       $        $
$        $
    Class B                                    $       $
$        $
    Class C                                    $       $
$        $
    Class Y                                    $       $
$        $
----------------------------------------------------------
-------------------

 * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

   The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY

Natural Resources Fund Inc.

FINANCIAL HIGHLIGHTS

The following information has been audited by Coopers &
Lybrand L.L.P., inde-
pendent accountants, whose report thereon appears in the Fund's Annual Report dated October 31, 1995. The information set out below should be read in con-junction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                           YEAR     YEAR       YEAR
YEAR       YEAR
                          ENDED    ENDED       ENDED
ENDED      ENDED
                         10/31/95 10/31/94   10/31/93#
10/31/92   10/31/91
Net asset value,
beginning of year                 $ 18.89     $ 13.27
$ 13.93    $ 13.63
----------------------------------------------------------
--------------------
Income from investment
operations:
Net investment
income/(loss)                       (0.06)     (0.02)**
(0.10)      0.16
Net realized and
unrealized gains and
losses on investments                2.61        5.64
(0.47)      0.14 -----------------------------------------
-------------------------------------
Total from investment
operations                           2.55        5.62
(0.57)      0.30
Less distributions:
 Distributions from net
 investment income                    --          --
(0.06)       --
 Distributions from
 capital                              --          --
(0.03)       --
 Distributions from net
 realized capital gains               --          --
--         --
----------------------------------------------------------
--------------------
Total distributions                  0.00        0.00
(0.09)      0.00 -----------------------------------------
-------------------------------------
Net asset value, end of
year                              $ 21.44     $ 18.89
$ 13.27    $ 13.93
----------------------------------------------------------
--------------------
Total return+++                     13.50%      42.35%
(4.09)%     2.20% ----------------------------------------
--------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL
DATA:
 Net assets, end of year
 (in $000's)                      $41,370     $20,097
$14,138    $17,167
 Ratio of expenses to
 average net assets                  1.81%
2.17%++***
2.85%      2.24%
 Ratio of net investment
 income/(loss) to
  average net assets                 (0.34)%     (0.14)%
(0.76)%     0.97%
Portfolio turnover rate                50%        108%
58%        63%
----------------------------------------------------------
--------------------

** Net investment loss before waiver of fees by investment adviser and sub-
  investment adviser for the year ended October 31, 1993 and for the period ended October 31, 1987 was $(0.04) and $(0.10),
respectively.
*** Annualized expense ratio before waiver of fees by investment adviser and administrator was 2.28% and 1.86% for the year ended
October 31, 1993 and
   for the period ended October 31, 1987, respectively.

  # The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed net investment income method did not accord with results of operations.
 ++ The operating expense ratio excludes interest expense.
The operating
      expense ratio including interest expense was 2.18% for the year ended
      October 31, 1993.
+++ Total return represents aggregate total return for the periods indicated
    and does not reflect any applicable sales charges.

SMITH BARNEY

Natural Resources Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)


                                    YEAR       YEAR
YEAR      PERIOD
                                   ENDED      ENDED
ENDED       ENDED
                                  10/31/90   10/31/89
10/31/88   10/31/87*
Net asset value, beginning of
year                              $ 16.96    $ 16.43   $
18.58     $ 15.20
----------------------------------------------------------
--------------------
Income from investment
operations:
Net investment income/(loss)         0.11       0.15
0.03       (0.09)**
Net realized and unrealized
gains and
losses on investments               (3.12)      0.38
(1.28)       3.47
----------------------------------------------------------
--------------------
Total from investment operations    (3.01)      0.53
(1.25)       3.38
Less distributions:
 Dividends from net investment
    income                             (0.21)       --
                             -
-          --
    Distributions from capital         (0.11)       --
                             -
-          --
 Distributions from net realized
 capital gains                        --         --
(0.90)        --
----------------------------------------------------------
--------------------
Total distributions                 (0.32)      0.00
(0.90)       0.00
----------------------------------------------------------
--------------------
Net asset value, end of year      $ 13.63    $ 16.96   $
16.43     $ 18.58
----------------------------------------------------------
--------------------
Total return+++                    (18.18)%     3.23%
(7.56)%     22.24%
----------------------------------------------------------
--------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in
 $000's)                          $22,350    $34,590
$49,029     $69,195
 Ratios of expenses to average
 net assets                          2.44%      2.35%
1.78%       1.76%+***
 Ratios of net investment
 income/(loss) to
 average net assets                  0.69%      0.88%
0.27%      (0.60)%+
Portfolio turnover rate                61%        25%
30%         22%
----------------------------------------------------------
--------------------

 * The Fund commenced operations on November 24, 1986. On
November 6, 1992,
  the Fund commenced selling Class B Shares. Those shares in existence prior to November 6, 1992 were designated as Class A shares.
 ** Net investment loss before waiver of fees by investment adviser and sub-
  investment adviser for the year ended October 31, 1993 and for the period ended October 31, 1987 was $(0.04) and $(0.10),
respectively.
*** Annualized expense ratio before waiver of fees by investment adviser and administrator was 2.28% and 1.86% for the year ended
October 31, 1993 and
   for the period ended October 31, 1987, respectively.
   + Annualized.
+++ Total return represents aggregate total return for the periods indicated
    and does not reflect any applicable sales charges.

SMITH BARNEY

Natural Resources Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                             YEAR     YEAR
PERIOD
                                            ENDED    ENDED
ENDED
                                           10/31/95
10/31/94 10/31/93*#
Net asset value, beginning of period                $
18.75
$ 13.35
----------------------------------------------------------
---------------
Income from investment operations:
Net investment loss
(0.33) (0.15)**
Net realized and unrealized gain on
investments
2.72 5.55 ------------------------------------------------
-------------------------
Total from investment operations
2.39 5.40 ------------------------------------------------
-------------------------
Net asset value, end of period                      $
21.14 $                                    18.75
----------------------------------------------------------
---------------
Total return+++
12.75% 40.45% --------------------------------------------
-----------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Net assets, end of period (in $000's)              $37,704
$46,895
         Ratio of expenses to average net assets++
                           2.54%
2.98%
 Ratio of net loss to average net assets
(1.06)%     (0.96)%+
Portfolio turnover rate
50% 108% -------------------------------------------------
------------------------

*  The Fund commenced selling Class B shares on November
6,
1992.
** Net investment loss before waiver of fees by investment adviser and administrator was $(0.17) for the period ended October
31, 1993.

# The per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for this period since use of the undistributed net investment income method did not accord with results of operations.
   + Annualized.
    ++ The annualized operating expense ratio excludes
                         interest
expense. The
   annualized operating expense ratio including interest expense was 3.00%.
     Annualized expense ratio before waiver of fees by investment adviser and administrator was 3.09% for the period ended October
31, 1993.
+++ Total return represents aggregate total return for the periods indicated
    and does not reflect any applicable sales charges.

SMITH BARNEY

Natural Resources Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                                   PERIOD
                                                   ENDED

10/31/95
Net asset value, beginning of period --------------------
-------------------------------------Income from
investment operations:
Net investment loss
Net realized and unrealized gain on investments ---------
------------------------------------------------Total
from investment operations ------------------------------
---------------------------Net asset value, end of period
$
---------------------------------------------------------
Total return+++                                         %
---------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in $000's)             $
 Ratio of expenses to average net assets++              %
 Ratio of net loss to average net assets                %+
Portfolio turnover rate                                 %
---------------------------------------------------------

*  The Fund commenced selling Class C shares on November
7,
1994.

   + Annualized.
    ++ The annualized operating expense ratio excludes
                         interest
expense. The
   annualized operating expense ratio including interest expense was 3.00%.
     Annualized expense ratio before waiver of fees by investment adviser and administrator was 3.09% for the period ended October
31, 1993.

+++ Total return represents aggregate total return for the period indicated
    and does not reflect any applicable sales charges.


 As of October 31, 1995, Class Y shares had been sold and, accordingly, no comparable financial information is available at this time for this Class.

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

 The investment objective of the Fund is to seek long-term capital apprecia-tion by investing primarily in Natural Resource
Investments.
Generating current
income is not a primary part of the Fund's investment objective. The Fund's objective may not be changed without approval of a majority of the Fund's out-standing shares. Because the securities in which the Fund invests may involve risks not associated with more traditional investments, an investment in the
Fund, by itself, should not be considered a balanced investment program. There is no guarantee that the Fund will achieve its investment objective.

  Under normal market conditions, the Fund will invest at least 65% of its assets in Natural Resource Investments. Up to 35% of the Fund's assets may be invested in companies not in the natural resources area, investment grade cor-porate debt securities, U.S. Government securities and, for cash management purposes, money market instruments. For temporary defensive purposes, the Fund may invest in excess of 35% in money market instruments.


 The Fund may utilize up to 10% of its assets to purchase put options on secu-rities owned by the Fund and up to an additional 10% of its assets to purchase call options on securities the Fund may acquire in the future. The Fund may purchase only put options that are traded on a regulated exchange. The Fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide movements affecting that portion of its assets invested in the country whose stocks are subject to the hedges.

  The composition of the Fund's portfolio will vary depending on the determina-tion of SBMFM of how best to achieve long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Debt securities the Fund may acquire include bonds, notes and debentures of companies and governments. The
Fund may invest in debt securities when SBMFM believes they will enhance the
Fund's ability to achieve long-term capital appreciation.
The Fund may invest
in fixed-income securities that are rated as low as B by Moody's Investors
Service, Inc. ("Moody's") or Standard & Poor's Corporation
("S&P") or, if
unrated, are deemed by SBMFM to be of comparable quality.
The medium- and low-
er-rated securities in which the Fund may invest, some of which have specula-tive characteristics, may be subject to greater market fluctuation and greater risk of loss of income or principal than higher-rated securities. See "Risk
Factors and Special Considerations" below. A description of the corporate bond and commercial paper rating systems of Moody's and S&P is contained in the
Statement of Additional Information.

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

Because issuers of Natural Resource Investments often are located outside the United States, a significant portion of the Fund's investments may consist of securities of foreign issuers. The percentage of assets invested in partic-ular countries or regions will change from time to time in accordance with the judgment of the Fund's investment adviser, which may be based on, among other things, consideration of the political stability and economic outlook of these countries or regions.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

 The Fund intends to invest at least 65% of its assets in Natural Resource
Investments. As a result of this concentration policy, which is a fundamental policy of the Fund, the Fund's investments may be subject to greater risk and market fluctuation that a fund that invests in securities representing a broader range of investment alternatives. Historically, stock prices of compa-nies involved in natural resource-related industries have been volatile.

   Foreign Securities. The Fund's policy of investing in securities of foreign issuers also presents certain risks not present in domestic investments. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, political and economic developments and the possi-ble imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uni-form accounting, auditing and financial reporting standards or to other regu-latory practices and requirements comparable to those applicable to domestic companies. Economic, political and social conditions prevailing in these coun-tries may have a significant effect on the success of the Fund. Moreover, securities of many foreign companies may be less liquid and their prices more volatile that those of securities of comparable domestic companies. In addi-tion, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.
Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, expenses relating to for-eign custody, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

 Because the Fund may invest in securities denominated or quoted in curren-cies other than the U.S. dollar, changes in foreign currency exchange rates will

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. To protect against uncertainty concerning changes in exchange rates, the Fund may enter into forward currency exchange transac-tions. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.

 Lower-Rated Securities. The Fund may invest in medium- or low-rated securities and unrated securities of comparable quality.
Generally, these
securities offer a higher current yield than the yield offered by higher-rated securities but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated secu-rities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertain-ties or major risk exposures to adverse conditions and
(b) are predominantly
speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be con-sidered as a complete investment program and may not be appropriate for all investors.

  While the market values of medium- and lower-rated securities and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate devel-opments and changes in economic conditions than higher-rated securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-er-rated securities and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an eco-nomic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the pay-ment of principal or interest on its portfolio holdings.
In addition, the mar-
kets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to pur-chase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quotations for purposes of valuing securities and cal-culating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the finan-cial markets. The market for some medium- and lower-rated and comparable unrated securities is relatively new and has not fully weathered a major eco-nomic recession. Any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed-income securities, including medium- and lower-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yield-ing security, resulting in a decreased return to the Fund.

Securities which are rated Ba by Moody's or BB by S&P have speculative char-acteristics with respect to capacity to pay interest and repay principal.
Securities which are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small.

  In light of these risks, SBMFM, in evaluating the creditworthiness of an issuer, whether rated or unrated, will take various factors into considera-tion, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

 ADDITIONAL INVESTMENTS

 Money Market Instruments. The Fund may hold up to 20% of the value of its assets in cash and invest in short-term instruments, and it may hold cash and short-term instruments without limitation when SBMFM determines that it is appropriate to maintain a temporary defensive posture.
Shortterm instruments
in which the Fund may invest include: (a) obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities ("U.S. government securities")
(including repurchase agree-
ments with respect to such securities); (b) bank obligations (including cer-tificates of deposit,

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions);
(c) floating rate
securities and other instruments denominated in U.S.
dollars issued by inter-
national development agencies, banks and other financial institutions, govern-ments and their agencies or instrumentalities and corporations located in countries that are members of the Organization for Foreign
Cooperation and
Development; and (d) commercial paper rated no lower than A2 by S&P or Prime-
2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories.

 U.S. Government Securities. U.S. government securities in which the Fund may invest include: direct obligations of the United States
Treasury, obligations
issued by U.S. government agencies and instrumentalities, including instru-ments that are supported by the full faith and credit of the United States;
instruments that are supported by the right of the issuer to borrow from the
United States Treasury; and instruments that are supported solely by the credit of the instrumentality.

 CERTAIN INVESTMENT GUIDELINES

  Up to 15% of the assets of the Fund may be invested in securities with con-tractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing in more than seven calen-dar days and (c) new and early stage companies whose securities are not pub-licly traded. In addition, the Fund may invest up to 5% of its assets in war-rants and up to 5% of its assets in the securities of issuers which directly or through a parent or affiliated company have been in continuous operation for less than three years. The Fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 10% of its total assets, and may pledge its assets in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets the Fund will not make any additional investments. Except for the limitations on bor-rowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Directors. A complete list of investment restrictions that the Fund has adopted identifying restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of Additional
Information.

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


 CERTAIN PORTFOLIO STRATEGIES

  In attempting to achieve its investment objective, the Fund may employ, among others, the following portfolio strategies:

 Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions on U.S. government securities with banks which are the issuers of instru-ments acceptable for purchase by the Fund and with certain dealers on the Fed-eral Reserve Bank of New York's list of reporting dealers.
Under the terms of a
typical repurchase agreement, the Fund would acquire an underlying debt obliga-tion for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obliga-tion at an agreed-upon price and time, thereby determining the yield during the
Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by
SBMFM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest.
Repurchase agreements
could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Board of Directors, reviews on an ongoing basis to evaluate potential risks, the value of the col-lateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

 Lending of Portfolio Securities. The Fund has the ability to lend securities from its portfolio to unaffiliated brokers, dealers and other financial organi-zations. Such loans, if and when made, may not exceed 20% of the Fund's total assets, taken at value. Loans of portfolio securities by the Fund will be col-lateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least
100% of the current mar-
ket value (determined by marking to market daily) of the loaned securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


   Short Sales Against the Box. The Fund may make short sales of common stock if, at all times when a short position is open, the Fund owns the stock or owns preferred stock or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short.
Short sales of this kind are referred to as short sales
"against the box." The
broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with its custodian; not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for such sales at any one time.
The extent to which the Fund may make short sales of common stock may be lim-ited by the requirements contained in the Code, for qualification as a regu-lated investment company. See "Dividends, Distributions and Taxes."

  Purchasing Put and Call Options on Securities. The Fund may utilize up to
10% of its assets to purchase put options on securities owned by the Fund and up to an additional 10% of its assets to purchase call options on securities which the Fund may acquire in the future. The Fund may purchase only put options that are traded on a regulated exchange. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying securi-ty, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may purchase call options on a security it intends to purchase in the future to avoid the addi-tional cost that would result from a substantial increase in the market price of the security. Prior to their expiration, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

 Stock Index Options. The Fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide price movements affecting that portion of its assets invested in the country whose stocks are subject to the hedge. A stock index measures the movement of a cer-tain group of stocks by assigning relative values to the common stocks included in the index. Examples of domestic stock indexes are the Standard &
Poor's 500 Stock Index and the New York Stock Exchange
Composite Index,

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

and examples of foreign stock indexes are the Canadian
Market Portfolio Index
(Montreal Stock Exchange), the Financial Times--Stock
Exchange 100 (Interna-
tional Stock Exchange) and the Toronto Stock Exchange
Composite 300 (Toronto
Stock Exchange). Options on stock indexes are similar to options on securi-ties. Because no underlying security can be delivered, however, the option represents the holder's right to obtain from the writer, in cash, a fixed mul-tiple of the amount by which the exercise price exceeds
(in the case of a put)
or is less than (in the case of a call) the closing value of the underlying index on the exercise date. Options on foreign stock indexes are similar to options on domestic stock indexes. Like domestic stock index options, foreign stock index options are subject to position and exercise limits and other reg-ulations imposed by the exchange on which they are traded.
Unlike domestic
stock index options, foreign stock index options carry risks associated with investing in foreign securities, as described above. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund's stock investments and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the
Fund's securities investments correlate with price movements in the stock index selected. In addition, successful use by the Fund of options will be subject to the ability of SBMFM to predict correctly movements in the direc-tion of the underlying index.

 When the Fund writes an option on a stock index, it will establish a segre-gated account with Morgan Guaranty Trust Company of New
York ("Morgan Guaran-
ty"), the Fund's custodian, or with a foreign subcustodian with which the Fund will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, and will maintain the account while the option is open.

  Gold Futures Contracts and Related Options. If SBMFM determines it would be advantageous to do so, the Fund may, for hedging purposes, utilize its assets as initial margin and premiums on futures contracts and options on those con-tracts. The Fund may enter into futures contracts for the purchase and sale of gold, purchase put and call options on those futures contracts and write call options on those futures contracts. Use of these strategies may provide a defense against a decline in the value of the Fund's assets in a period of anticipated price weakness. The Fund will only enter into futures contracts that are traded on a regulated domestic or foreign commodities exchange and will purchase or write options on gold futures only on a regulated domestic or foreign

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

exchange approved for such purpose by the Commodities
Futures Trading Commis-
sion (the "CFTC"). Currently, gold futures and options thereon are traded pri-marily on the Commodity Exchange of New York ("COMEX"), the Chicago Mercantile
Exchange and the Chicago Board of Trade; the Fund expects to trade futures and related options primarily on COMEX. When the Fund enters into long futures and options positions (futures contracts to purchase gold and call options pur-chased or put options written by the Fund), an amount of cash and cash equiva-lents equal to the underlying commodities value of the contracts will be depos-ited and maintained in a segregated account with the Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

  A gold futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of gold at a specified price, date, time and place. The Fund may enter into futures contracts to sell gold when SBMFM believes that the value of its gold and gold related securities will decrease. The Fund may enter into futures contracts to purchase gold when SBMFM anticipates purchasing gold or gold-related securities and believes that prices will rise before the purchases will be made. The use of gold futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the gold underlying the futures contracts, on the one hand, and price movements in the assets that are subject of the hedge, on the other hand. Positions in gold futures contracts and related options may be closed out only through an exchange on which the contract or option was entered into and there can be no assurance that an active market will exist for a particular contract at any particular time.
Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

 An option on a gold futures contract, as contrasted with the direct invest-ment in such a contract, gives the purchaser the right, in return for the pre-mium paid, to assume a position in a gold futures contract at a specified exer-cise price at any time prior to the expiration date of the option. Upon exer-cise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accu-mulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option
(plus transactions costs),

SMITH BARNEY

Natural Resources Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

and there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund.

  Currency Exchange Transactions. The Fund may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency contracts will be limited to hedging involving either specific transactions or portfolio posi-tions. In hedging specific portfolio positions, the Fund may enter into a for-ward currency contract with respect to either the currency in which the posi-tions are denominated or another currency deemed appropriate by SBMFM. A for-ward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although such transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. To assure that the Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate with its custodian or subcustodians cash or readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

 Securities of Developing Countries. A developing country is generally con-sidered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing coun-tries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stabil-ity, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries;
however, such markets
often have provided higher rates of return to investors.

SMITH BARNEY

Natural Resources Fund Inc.

VALUATION OF SHARES


 The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open for business by dividing the value of the Fund's net assets attributable to each Class by the total num-ber of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Directors. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subse-quent to the time a value was so established is likely to have changed the val-ue, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates. Over-the-counter securities and securities listed or traded on cer-tain foreign exchanges whose operations are similar to the United States over-the-counter market are valued on the basis of the bid price at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.
Investments in U.S.
government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the counter market.
Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortiza-tion to maturity of any discount or premium, regardless of the effect of fluc-tuating interest rates on the market value of the instrument. Further informa-tion regarding the Fund's valuation policies is contained in the Statement of
Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

 The Fund's policy is to distribute its investment income
(that is, its income
other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

SMITH BARNEY

Natural Resources Fund Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)


  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordi-nary income or capital gains and expects to pay any additional dividends and distributions necessary to avoid the application of this tax.

 The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to
Class B and Class C
shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

 The Fund has qualified and intends to continue to qualify each year as a reg-ulated investment company under Subchapter M of the Code.
Dividends paid from
net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distri-butions are received in cash or reinvested in additional
Fund shares. Distribu-
tions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corpora-tions.

   Dividends or other income received by the Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes and share-holders may be entitled to claim a credit or deduction for foreign taxes paid in calculating their United States income tax, subject to certain limitations.
If eligible, the Fund will determine whether to make an election to treat any

SMITH BARNEY

Natural Resources Fund Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

foreign withholding or other taxes paid by it as paid by its shareholders. In determining whether to make this election, the Fund will take into considera-tion such factors as the amount of foreign taxes paid and the administrative costs associated with making the election. If the election is made, sharehold-ers of the Fund would be required to include their respective pro rata portions of such foreign taxes in computing their taxable income and would then gener-ally be entitled to credit such amounts against their United States income taxes due, if any, or to include such amounts in their itemized deductions, if any. For any year for which it makes such an election, the Fund will report to its shareholders (shortly after the close of its fiscal year) the amount per share of such foreign taxes that must be included in the shareholder's gross income and will be available as a credit or deduction.
Because the foreign
taxes incurred by the Fund for the fiscal year ended
October 31, 1994 were
immaterial, no election was made.

   Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors regarding specific questions as to the Fed-eral and local tax consequences of investing in the Fund.

PURCHASE OF SHARES


 GENERAL

The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000. See "Pro-
spectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

 Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through TSSG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A,

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)

Class B, Class C or Class Y shares. No maintenance fee will be charged by the
Fund in connection with a brokerage account through which an investor pur-chases or holds shares.

 Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund.
Investors in Class Y
shares may open an account by making an initial investment of $5,000,000. Sub-
sequent investments of at least $50 may be made for all Classes. For partici-pants in retirement plans qualified under Section
403(b)(7) or Section 401(a)
of the Code, the minimum initial investment requirement for Class A, Class B,
Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment
Plan, the minimum ini-
tial investment requirement for Class A, Class B and Class
C shares and the
subsequent investment requirement for all Classes is $50.
There are no minimum
investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Fund and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, TSSG. Share certificates are issued only upon a shareholder's written request to TSSG.

Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith
Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date (the "settlement date").

 SYSTEMATIC INVESTMENT PLAN

 Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, Smith Barney or TSSG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's
Fund account. A

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)

shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or TSSG. The
Systematic Investment
Plan also authorizes Smith Barney to apply cash held in the shareholder's
Smith Barney brokerage account or redeem the shareholder's shares of a Smith
Barney money market fund to make additions to the account.
Additional informa-
tion is available from the Fund or a Smith Barney
Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

   The sales charges applicable to purchases of Class A shares of the Fund are as follows:


DEALERS'
  AMOUNT OF           SALES CHARGE AS % SALES CHARGE AS %
REALLOWANCE AS %
 INVESTMENT          OF OFFERING PRICE OF AMOUNT INVESTED
OF OFFERING PRICE ----------------------------------------
-----------------------------------
  Less than $25,000         5.00%              5.26%
4.50%
  $ 25,000 - 49,999         4.00               4.17
3.60
    50,000 - 99,999         3.50               3.63
3.15
   100,000 - 249,999        3.00               3.09
2.70
   250,000 - 499,999        2.00               2.04
1.80
   500,000 and over           *                 *
* --------------------------------------------------------
-------------------

* Purchases of Class A shares, which when combined with current holdings of
Class A shares offered with a sales charge equal or exceed
$500,000 in the
  aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and
"Waivers of CDSC."

 Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith
Barney that are offered
with a sales charge listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class
A shares to Direc-
tors of the Fund and employees of Travelers and its subsidiaries and employees of

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)

members of the National Association of Securities Dealers, Inc., or the spouses and children of such persons (including the surviving spouse of a deceased Director or employee, and retired Directors or employees), or sales to any trust, pension, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the pur-chase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such com-pany with the Fund by merger, acquisition of assets or otherwise; (c) pur-chases of Class A shares by any client of a newly employed
Smith Barney Finan-
cial Consultant (for a period up to 90 days from the commencement of the
Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior
employer, (ii) was sold to the client by the Financial
Consultant and (iii) was
subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith
Barney Mutual Funds
that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the
Fund, provided the reinvestment is made within 60 calendar days of the redemption; and (e) accounts managed by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide suf-ficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all
Class A shares of the Fund and of funds sponsored by Smith
Barney which are
offered with a sales charge listed under "Exchange
Privilege" then held by
such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)

same employer purchasing as a group, provided each participant makes the mini-mum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney
Mutual Funds offered
with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections
401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A
"qualified group" is one
which (a) has been in existence for more than six months,
(b) has a purpose
other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the
Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

 Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)

includes (i) all Class A shares of the Fund and other
Smith Barney Mutual
Funds offered with a sales charge acquired during the term of the Letter plus
(ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges actually paid, or an appro-priate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Smith
Barney Financial Con-
sultant or TSSG to obtain a Letter of Intent application.


 Class Y Shares. A Letter of Intent may also be used as a
way for investors
to meet the minimum investment requirement for Class Y
shares. Such investors
must make an initial minimum purchase of $1,000,000 in
Class Y   shares of the
Fund and agree to purchase a total of $5,000,000 of Class
Y shares of the Fund
within 6 months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact
TSSG or a Smith Barney Financial Consultant for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

 "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class
B shares; (b) Class
C shares; and (c) Class A shares, which when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed
$500,000 in the aggregate.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gains distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and
Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)


Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below.
See "Purchase of
Shares--Smith Barney 401(k) Program."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC -------------------------
--------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth                 0.00
      Seventh               0.00
      Eighth                0.00
---------------------------------

   Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of Class B shares (other than Class B
Dividend Shares) owned by
the shareholder. Shareholders who held Class B shares of Smith Barney Shearson
Short-Term World Income Fund (the "Short-Term World Income
Fund") on July 15,
1994 and who subsequently exchanged those shares for Class
B shares of the
Fund will be offered the opportunity to exchange all such Class B shares for
Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class
B shares will be
notified of the pending exchange in writing approximately
30 days before the
fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniver-sary date. See "Prospectus Summary--Alternative Purchase
Arrangements--Class B
Shares Conversion Feature."

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)


  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney
Mutual Funds, and Fund
shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100
Class B shares at $10
per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class
B shares) for a total
deferred sales charge of $9.60.

 WAIVERS OF CDSC

 The CDSC will be waived on: (a) exchanges (see "Exchange
Privilege"); (b) au-
tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney
Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 CDSC waivers will be granted subject to confirmation (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by TSSG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

   Investors may be eligible to participate in the Smith
Barney 401(k) Program,
which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code.
To the extent appli-
cable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

 The Fund offers to Participating Plans Class A, Class B,
Class C and Class Y
shares as investment alternatives under the Smith Barney
401(k) Program. Class
A, Class B and Class C shares acquired through the Smith
Barney 401(k) Program
are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors,
Class Y shares acquired through the Smith Barney 401(k)
Program are not subject
to any initial sales charge, CDSC or service or distribution fee. Once a Par-ticipating Plan has made an initial investment in the Fund, all of its subse-quent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

 Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Barney
Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds, if the Participating
Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)


Eight years after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program, it will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its
Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other invest-ors. See "Purchase of Shares--Deferred Sales Charge
Alternatives."

 Class C Shares. Class C shares of the Fund are offered to any participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 will be subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney
401(k) Program. In
any year after the date a Participating Plan enrolled in the Smith Barney
401(k) Program, if its total Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire
Class A shares of
the Fund. Class C shares not converted will continue to be subject to the dis-tribution fee.

  Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fee, sales charge or CDSC to any Participating Plan that purchases
$5,000,000 or more of Class Y shares of one or more funds of the Smith Barney
Mutual Funds.

  No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gains dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to

SMITH BARNEY

Natural Resources Fund Inc.

PURCHASE OF SHARES (CONTINUED)

redemption and, with respect to Class B shares, the
current net asset value of
Class B shares purchased more than eight years prior to
the redemption, plus
(b) with respect to Class A and Class C shares, increases
in
the net asset
value of the shareholder's Class A or Class C shares above
the purchase pay-
ments made during the preceding year and, with respect to
Class B shares,
increases in the net asset value of the shareholder's
Class B      shares above the
purchase payments made during the preceding eight years.
Whether or not the
CDSC applies to a Participating Plan depends on the number of years since the
Participating Plan first became enrolled in the Smith
Barney 401(k) Program,
unlike the applicability of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

 The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating
Plan as a result of:
(a) the retirement of an employee in the Participating
Plan; (b) the termina-
tion of employment of an employee in the Participating
Plan; (c) the death or
disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under
Section 401(k) of the
Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

 Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from TSSG. For fur-ther information regarding the Smith Barney 401(k)
Program, investors should
contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE

 Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the fol-
lowing funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class
A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

SMITH BARNEY

Natural Resources Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

 FUND NAME

 Growth Funds

  Smith Barney Aggressive Growth Fund Inc.

  Smith Barney Appreciation Fund Inc.

  Smith Barney Fundamental Value Fund Inc.

  Smith Barney Growth Opportunity Fund

  Smith Barney Managed Growth Fund

  Smith Barney Special Equities Fund

  Smith Barney Telecommunications Growth Fund

 Growth and Income Funds

  Smith Barney Convertible Fund

Smith Barney Funds, Inc.--Income and Growth Portfolio

  Smith Barney Funds, Inc.--Utility Portfolio

  Smith Barney Growth and Income Fund

  Smith Barney Premium Total Return Fund

  Smith Barney Strategic Investors Fund

  Smith Barney Utilities Fund

 Taxable Fixed-Income Funds

**Smith Barney Adjustable Rate Government Income Fund

  Smith Barney Diversified Strategic Income Fund

*Smith Barney Funds, Inc.--Income Return Account Portfolio


   Smith Barney Funds, Inc.--Monthly Payment Government
Portfolio

 ++Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities Portfolio

   Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio

  Smith Barney Government Securities Fund

  Smith Barney High Income Fund

  Smith Barney Investment Grade Bond Fund

  Smith Barney Managed Governments Fund Inc.

SMITH BARNEY

Natural Resources Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

 Tax-Exempt Funds

  Smith Barney California Municipals Fund Inc.

 *Smith Barney Intermediate Maturity California Municipals
Fund

  *Smith Barney Intermediate Maturity New York Municipals
Fund

 *Smith Barney Limited Maturity Municipals Fund

  Smith Barney Managed Municipals Fund Inc.

  Smith Barney Massachusetts Municipals Fund

 *Smith Barney Muni Funds--Florida Limited Term Portfolio


  Smith Barney Muni Funds--Florida Portfolio

  Smith Barney Muni Funds--Georgia Portfolio

 *Smith Barney Muni Funds--Limited Term Portfolio

  Smith Barney Muni Funds--New York Portfolio

  Smith Barney Muni Funds--Ohio Portfolio

   Smith Barney Muni Funds--Pennsylvania Portfolio

  Smith Barney New Jersey Municipals Fund Inc.

  Smith Barney Oregon Municipals Fund

  Smith Barney Tax-Exempt Income Fund

 International Funds

Smith Barney World Funds, Inc.--Emerging Markets Portfolio


  Smith Barney World Funds, Inc.--European Portfolio

  Smith Barney World Funds, Inc.--Global Government Bond
Portfolio

  Smith Barney World Funds, Inc.--International Balanced
Portfolio

   Smith Barney World Funds, Inc.--International Equity
Portfolio

  Smith Barney World Funds, Inc.--Pacific Portfolio

 Money Market Funds

 +Smith Barney Exchange Reserve Fund

 ++Smith Barney Money Funds, Inc.--Cash Portfolio

  ++Smith Barney Money Funds, Inc.--Government Portfolio

SMITH BARNEY

Natural Resources Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

  **Smith Barney Money Funds, Inc.--Retirement Portfolio


 ++Smith Barney Municipal Money Market Fund, Inc.

 ++Smith Barney Muni Funds--California Money Market
Portfolio

++Smith Barney Muni Funds--New York Money Market Portfolio
     -----------------------------------------------------
--------------------------

 *Available for exchange with Class A, Class C and Class Y shares of the Fund.

**Available for exchange with Class A shares of the Fund.


+Available for exchange with Class B and Class C shares of the Fund.

++Available for exchange with Class A and Class Y shares of the Fund.

   Class A Exchanges. Class A shares of the Smith Barney
Mutual Funds sold with-
out a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate
"sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gains distributions, are treated as having paid the same sales charges applicable to the shares on which the dividends or distribu-tions were paid; however, except in the case of the Smith
Barney 401(k) Pro-
gram, if no sales charge was imposed upon the initial purchase of shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

   Class B Exchanges. In the event a Class B shareholder
(unless such share-
holder was a Class B shareholder of the Short-Term World
Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable
CDSC. Upon an exchange,
the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

   Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased n the same date as the Class C shares of the Fund that have been exchanged.

SMITH BARNEY

Natural Resources Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)


  Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.
 Additional Information Regarding the Exchange Privilege.
Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may deter-mine that a pattern of frequent exchanges is excessive and contrary to the best interest of the Fund's other shareholders. In this event, SBMFM will notify
Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the
Fund will provide notice in writing or by telephone to the shareholder at least
15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or
(b) remain invested in the Fund or exchange into any of the funds of the Smith
Barney Mutual Funds ordinary available, which position the shareholder would be expected to maintain for a significant period of time.
All relevant factors
will be considered in determining what constitutes an abusive pattern of exchanges.

  Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privi-leges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


   The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

SMITH BARNEY

Natural Resources Fund Inc.

REDEMPTION OF SHARES (CONTINUED)

 If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended
("1940 Act"), in extraor-
dinary circumstances. Generally, if the redemption proceeds are remitted to a
Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will bene-fit from the use of temporarily uninvested funds.
Redemption proceeds for
shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

 Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Natural Resources Fund Inc.
     Class A, B, C or Y (please specify)
     c/o The Shareholder Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

 A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to TSSG together with the redemption request. Any signature appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. TSSG may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request

SMITH BARNEY

Natural Resources Fund Inc.

REDEMPTION OF SHARES (CONTINUED)

will not be deemed properly received until TSSG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

 The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7,
1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE

The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


 TOTAL RETURN

 From time to time, the Fund may include its total return, average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class
C and Class Y
shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a speci-fied period

SMITH BARNEY

Natural Resources Fund Inc.

PERFORMANCE (CONTINUED)

of time assuming deduction of the maximum sales charge, if any, from the ini-tial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this
Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The stan-dard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund may also include comparative performance information in advertising or market-ing its shares. Such performance information may include data from Lipper Ana-lytical Services, Inc. or similar independent services that monitor the per-formance of mutual funds or other industry publications.


MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

 Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agree-ments between the Fund and the companies that furnish services to the Fund, including agreements with its distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the
Fund's investment manager. The Statement of Additional
Information contains
background information regarding each Director and executive officer of the
Fund.

 INVESTMENT MANAGER--SBMFM

SBMFM, located at 388 Greenwich Street, New York, New York
10013, serves as
the Fund's investment manager pursuant to an investment
advisory agreement
dated      , 1995. SBMFM (through predecessor entities)
has been in the
investment counseling business since 1968 and is a
registered investment
adviser. SBMFM renders investment advice to investment
companies that had
aggregate assets under management as of      , 1995, in
excess of $   billion.

  Subject to the supervision and direction of the Fund's
Board of Directors,
SBMFM manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund,

SMITH BARNEY

Natural Resources Fund Inc.

MANAGEMENT OF THE FUND (CONTINUED)

places orders to purchase and sell securities, employs professional portfolio managers and securities analysts who provide research services to the Fund and oversees all aspects of the Fund's administration. For investment management services rendered, the Fund pays SBMFM a monthly fee at the annual rate of
0.75% of the value of the Fund's average daily net assets.


 PORTFOLIO MANAGEMENT

  John G. Goode, President and Chief Executive Officer of
Davis Skaggs Invest-
ment Management, a division of SBMFM, and David Stadlin, Investment Officers of the Fund, manage the day-to-day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended October
31, 1995 is included
in the Annual Report dated October 31, 1995. A copy of the Annual Report may be obtained upon request without charge from a Smith
Barney Financial Consul-
tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

SMITH BARNEY

Natural Resources Fund Inc.

DISTRIBUTOR


Smith Barney is located at 388 Greenwich Street, New York,
New York 10013.
Smith Barney distributes shares of the Fund as principal
underwriter and as
such conducts a continuous offering pursuant to a "best
efforts" arrangement
requiring Smith Barney to take and pay for only such
securities as may be sold
to the public. Pursuant to a plan of distribution adopted
by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney
is paid a service fee
with respect to Class A, Class B and Class C shares at the
annual rate of
0.25% of the average daily net assets of the respective
Class. Smith Barney is
also paid a distribution fee with respect to Class B and
Class C shares at the
annual rate of 0.75% of the average daily net assets
attributable to those
Classes. Class B shares that automatically convert to
Class A   shares eight
years after the date of original purchase will no longer be subject to the distribution fee. The fees are used by Smith Barney to pay its Financial Con-sultants for servicing shareholder accounts and, in the case of Class B and
Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of print-ing and mailing prospectuses to potential investors;
payments to and expenses
of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares;
interest and/or carry-
ing charges; and indirect and other overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for
selling shares of a
Class include a commission or fee paid by the investor or
Smith Barney at the
time of sale and, with respect to Class A, Class B and
Class C   shares, a con-
tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants may receive
different levels of compensation for selling different
Classes of shares.

 Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith
Barney and the pay-
ments may exceed distribution expenses actually incurred.
The Fund's Board of
Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

SMITH BARNEY

Natural Resources Fund Inc.

ADDITIONAL INFORMATION


The Fund was incorporated on July 16, 1986, under the laws of the State of
Maryland, and is registered with the SEC as a diversified, open-end management investment company. The Fund offers shares of common stock currently classified into four Classes, A, B, C and Y, with a par value of $.001 per share. Each
Class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class;
(f) the exchange privi-
lege of each Class; and (g) the conversion feature of the Class B shares. The
Fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The Directors, on
an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

 Morgan Guaranty, located at 60 Wall Street, New York, New
York, 10260, acts
as the Fund's custodian.

  TSSG, located at Exchange Place, Boston, Massachusetts
02109, serves as the
Fund's transfer agent.

 The Fund does not hold annual shareholder meetings. There
normally will be no
meeting of shareholders for the purpose of electing
Directors unless and until
such time as less than a majority of the Directors holding
office have been
elected by shareholders. The Directors will call a meeting
for any purpose upon
written request of shareholders holding at least 10% of
the Fund's outstanding
shares and the Fund will assist shareholders in calling
such a                             meeting as
required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Gen-erally, shares of the Fund will be voted on a Fundwide basis on all matters except matters affecting only the interests of one or more of the Classes.

 The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mail-ing costs, the Fund plans to consolidate the mailing of it's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mail-ing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney
Financial Consultant
or TSSG.

SMITH BARNEY

------------
                                               A Member of
Travelers Group LOGO

                                               SMITH
                                                    BARNEY
                                                    NATURA
                                                    L
                                                  RESOURCE
                                                       S
                                                       FUN
                                                       D


                                       388 Greenwich
                                   Street New York, New
                                   York 10013

                                                 FD XXXX
XX
Smith Barney
   Natural Resources Fund Inc.
388 Greenwich Street
New York, New York 10013
(212) 723-9218

Statement of Additional Information
     __________, 1995

   This Statement of Additional Information expands upon
and supplements the information contained in the current
Prospectus of    Smith Barney Natural Resources Fund
Inc.     (the "Fund") dated _________, 1995, as amended or
supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's
Prospectus may be obtained from any Smith Barney Financial
Consultant, or by writing or calling the Fund at the address or telephone number set forth above. This
Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS
For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional
Information, except where shown below:

Management of the
Fund......................................................
 .. ...........................................    1
Investment Objective and Management
Policies..................................................
 .. .............    6
Purchase of
Shares....................................................
 .. ......................................................
15 Redemption of
Shares....................................................
 .. .................................................    16
Distributor...............................................
 ..
 ..........................................................
 .. ...........    17
Valuation of
Shares....................................................
 .. ....................................................
18 Exchange
Privilege.................................................
 ..
 ........................................................
19
Performance Data (See in the Prospectus
"Performance")............................................
 .. ...    20
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes").................................    22
Additional
Information...............................................
 .. ....................................................
25 Financial
Statements................................................
 .. .......................................................
26
Appendix..................................................
 ..
 ..........................................................
 .. .........    A-1

MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are the following:

Name Service
Smith Barney Inc. ("Smith Barney").......................
Distributor

Smith Barney Mutual Funds Management
Inc.("SBMFM").............................................
 .. .......   Investment Manager

Morgan Guaranty Trust Company of New York    ("Morgan
Guaranty").................................  Custodian

The Shareholder Services Group, Inc. ("TSSG"),a subsidiary
of First Data Corporation.............. Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.

Directors and Executive Officers of the Fund

The Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below.
Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

     Herbert Barg, Director (age 72). Private investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.
     *Alfred J. Bianchetti, Director (age 72). Retired;
formerly Senior Consultant to Dean Witter Reynolds Inc.
His address is 19 Circle End Drive, Ramsey, New Jersey
17466.
     Martin Brody, Director (age 74). Vice Chairman of the
Board of Restaurant Associates Industries, Corp.; a
Director of Jaclyn, Inc. His address is HMK Associates,
Three ADP Boulevard, Roseland, New Jersey 07068.
     Dwight B. Crane, Director (age 57). Professor,
Graduate School of Business Administration, Harvard
University; a Director of Peer Review Analysis, Inc. His address is Harvard University Graduate School of Business
Administration, Boston, Massachusetts 02163.
     Burt N. Dorsett, Director (age 65). Managing Partner of Dorsett McCabe Management, Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd
Street, New York, New York 10021.

     Elliot S. Jaffe, Director (age 69). Chairman of the
Board and President of The Dress Barn, Inc. His address is
30 Dunnigan Drive, Suffern, New York 10901.

   Stephen E. Kaufman, Director (age 63). Attorney. His address is 277 Park Avenue, New York, New York 10017.

     Joseph J. McCann, Director (age 65). Financial
Consultant; formerly Vice President of Ryan Homes, Inc.,
Pittsburgh, Pennsylvania. His address is 200 Oak Park
Place, Pittsburgh, Pennsylvania 15243.

     *Heath B. McLendon, Chairman of the Board and
Investment Officer (age 62). Managing Director of Smith
Barney, Chairman of Smith Barney Strategy Advisers Inc.
and President of SBMFM; prior to July 1993, Senior
Executive Vice President of Shearson Lehman Brothers Inc.
("Shearson Lehman Brothers"); Vice Chairman of Asset
Management Division of Shearson Lehman Brothers; Director of PanAgora Asset Management, Inc. and PanAgora Asset
Management Limited. Mr. McLendon is also Chairman of the
Board for 29 other funds of the Smith Barney Mutual Funds.
His address is 388 Greenwich Street, New York, New York
10013.

     Cornelius C. Rose, Jr., Director (age 62). President,
Cornelius C. Rose Associates, Inc., Financial Consultants;
and Chairman and Director of Performance Learning Systems, an educational consultant. His address is P.O. Box 355, Fair Oaks, Enfield, New Hampshire 03748.

     James J. Crisona, Director Emeritus (age 88).
Attorney; formerly Justice of the Supreme Court of the State of New York. His address is 118 East 60th Street,
New York, New York 10022.

     Jessica M. Bibliowicz, President (age 35). Executive
Vice President of Smith Barney; prior to 1994, Director of
Sales and Marketing for Prudential Mutual Funds; prior to
1990, First Vice President, Asset Management Division of
Shearson Lehman Brothers. Ms. Bibliowicz is also President of 25 other funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

     Lewis E. Daidone, Senior Vice President and Treasurer
(age 38). Managing Director of Smith Barney; Chief
Financial Officer of the Smith Barney Mutual Funds; and
Director and Senior Vice President of SBMFM; prior to
January, 1990, Senior Vice President and Chief Financial
Officer of Cortland Financial Group, Inc. Mr. Daidone is also Senior Vice President and Treasurer of 41 other funds of the Smith Barney Mutual Funds. His address is 388
Greenwich Street, New York, New York 10013.

   John G. Goode, Vice President and Investment Officer
(age 51).  President and Chief Executive Officer of Davis
Skaggs Investment Management ("Davis Skaggs"), a division of SBMFM; Managing Director of Smith Barney. His address is 1 Sansome Street, Suite 3850, San Francisco, California
94104.

     David A. Stadlin, Vice President and Investment
Officer (age 31).  Research Analyst of Davis Skaggs;  Vice
President of Smith Barney.  His address is 1 Sansome
Street, Suite 3850, San Francisco, California 94104.

     Christina T. Sydor, Secretary (age 44). Managing
Director of Smith Barney and Secretary of SBMFM. Ms. Sydor is also Secretary of 41 other funds of the Smith Barney
Mutual Funds. Her address is 388 Greenwich Street, New
York, New York 10013.

     Each Director also serves as a director, trustee
and/or general partner of certain other mutual funds for
which
Smith Barney serves as distributor. As of    September 1,
1995,     Directors and officers of the Fund, as a group,
owned less than 1% of the outstanding common stock of the Fund.

     No director, officer or employee of Smith Barney or any parent or subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not a director, officer or employee of Smith Barney or any of its affiliates a fee of $2,000 per annum plus $250 per meeting attended and each Director Emeritus who is not a director, officer or employee of Smith Barney or any of its affiliates a fee of $1,000 per annum plus $125 per meeting attended. All Directors are reimbursed for travel and out-of-pocket expenses to attend meetings of the Board. For the fiscal year ended October 31, 1994, fees and expenses totaled $24,385.

     For the calendar year ended December 31, 1994, the Directors of the Fund were paid the following compensation:
Director(*)    Aggregate Compensationfrom the Fund
Aggregate Compensationfrom Smith BarneyMutual Funds
Herbert Barg (13)   $       0 $  77,850
Alfred J. Bianchetti (8)   3,250       38,850 Martin
Brody (15)     2,500      111,675 Dwight B. Crane
(18)       3,250      125,975
Burt N. Dorsett (12)              0         34,300
Elliot Jaffe (12)            0         33,300 Stephen
Kaufman (10)       3,250       83,600 Joseph J.
McCann (8)       3,250       51,100 Heath B. McLendon
(41)   -------      -------
Cornelius C. Rose, Jr. (12)            0
33,300 James J. Crisona (10)**    3,250        67,350

(*) Number of director/trusteeships held with other Smith
Barney Mutual Funds.
**  Mr. Crisona became Director emeritus as of January 1,
1995. A Director emeritus may attend meetings but has no voting rights.
   Investment Manager--SBMFM

      SBMFM serves as investment manager to the Fund pursuant to a written agreement (the "Management
Agreement"), which was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund or SBMFM, on September 26, 1995 and by shareholders on _____________, 1995. SBMFM pays the salary of any officer and employee who is employed by both it and the Fund. The services provided by SBMFM under the Management Agreement are described in the Prospectus under "Management of the Fund." SBMFM bears all expenses in connection with the performance of its services. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc.
("Holdings"), which in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers").

    As compensation for investment management services provided pursuant the Management Agreement, the Fund pays
SBMFM a fee computed daily and paid monthly at the annual rate of 0.75% of the value of the Fund's average daily net assets. Prior to SBMFM, for the period from June 20, 1994 through November 22, 1995, Smith Barney Strategy Advisers
Inc. ("SBSA") and Lehman Brothers Global Assets Management
Limited ("LBGAM") served as the Fund's investment adviser and sub-investment adviser, respectively. Prior to June 20, 1994, LBGAM served as the Fund's investment adviser. For the 1993 fiscal year and for the period from November 1, 1993 through June 20, 1994, the Fund paid LBGAM $399,613 and $376,967, respectively, in investment advisory fees.
For the period from June 21, 1994 through October 31, 1994 and the fiscal year ended October 31, 1995, the Fund paid
SBSA $216,106 and $__________, respectively, in investment advisory fees.

     Prior to entering into the Management Agreement, SBMFM served as administrator to the Fund pursuant to a written agreement dated April 20, 1994 (the "Administration
Agreement"), which was most recently approved by the Fund's
Board of Directors including a majority of the Directors who are not "interested persons" of the Fund or SBMFM, on July 20, 1994. SBMFM paid the salary of any officer and employee who was employed by both it and the Fund and bore all expenses in connection with the performance of its services. As compensation for administrative services rendered to the Fund, SBMFM received a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the period from April 20, 1994 through October
31, 1994 and for the fiscal year ended October 31, 1995, the Fund paid SBMFM $158,152 and $________, respectively, in administration fees.

     Prior to April 20, 1994, Boston Company Advisors, Inc.
("Boston Advisors") served as the Fund's administrator and received a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the period November 1, 1993 to April
19, 1994 and the 1993 fiscal year, Boston Advisors received
$59,580 and $95,808  respectively, in administration fees.

     The Fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney or SBMFM; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees;
certain insurance premiums; outside auditing and legal expenses; and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders, cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Directors of the Fund.

SBMFM has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees paid under the Management Agreement, but excluding interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, SBMFM will, to the extent required by law, reduce its management fees by the amount of such excess expense. Such a fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation applicable to the Fund would require SBMFM to reduce its fees in any year that such expenses exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of the remaining average net assets. No fee reductions were required for 1993, 1994 and 1995 fiscal years.

Counsel and Auditors

     Willkie Farr & Gallagher serves as counsel to the Fund. The Directors who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan as their counsel.
     KPMG Peat Marwick LLP, independent accountants, 345
Park Avenue, New York, New York 10154, serve as auditors of the Fund and render an opinion on the Fund's financial statements annually. With respect to the period prior to November 1, 1994, Coopers & Lybrand L.L.P., independent accountants, served as auditors of the Fund and rendered an opinion on the Fund's financial statements for the fiscal year ended October 31, 1994.
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
      The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the Fund's investment objective and management policies in the Prospectus

     United States Government Securities. United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S.
government securities"). Direct obligations of the United
States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

     U.S. government securities include not only direct
obligations of the United States Treasury, but also include
securities issued or guaranteed by the Federal Housing
Administration, Federal Financing Bank, Export-Import Bank
of the United States, Small Business Administration,
Government National Mortgage Association, General Services
Administration, Federal Home Loan Banks, Federal Home Loan
Mortgage Corporation, Federal National Mortgage
Association, Maritime Administration, Tennessee Valley
Authority, Resolution Trust Corporation, District of
Columbia Armory Board, Student Loan Marketing Association
and various institutions that previously were or currently
are part of the Farm Credit System (which has been
undergoing a reorganization since 1987). Because the United
States government is not obligated by law to provide
support to an instrumentality that it sponsors, the Fund
will invest in obligations issued by such an
instrumentality only if    SBMFM     determines that the
credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     Lending of Portfolio Securities. As stated in the
Prospectus, the Fund has the ability to lend securities
from its portfolio to brokers, dealers and other financial
organizations. Such loans, if and when made, will not
exceed 20% of the Fund's total assets. The Fund may not
lend its portfolio securities to Smith Barney or its
affiliates unless it has applied for and received specific
authority from the SEC. Loans of portfolio securities by
the Fund will be collateralized by cash, letters of credit
or U.S. government securities which will be maintained at
all times in an amount equal to at least 100% of the
current market value of the loaned securities. From time to
time, the Fund may return a part of the interest earned
from the investment
of collateral received for securities loaned to the
borrower and/or a third party, which is unaffiliated with
the Fund or with Smith Barney, and which is acting as a
"finder." In lending its securities, the Fund can increase
its income by continuing to receive interest on the loaned
securities as well as by either investing the cash
collateral in shortterm instruments or obtaining yield in
the form of interest paid by the borrower when U.S.
government securities are used as collateral. Requirements
of the SEC, which may be subject to future modifications,
currently provide that the following conditions must be met
whenever the Fund's portfolio securities are loaned: (a)
the Fund must receive at least 100% cash collateral or
equivalent securities or letters of credit from the
borrower; (b) the borrower must increase such collateral
whenever the market value of the securities rises above the
level of such collateral; (c) the Fund must be able to
terminate the loan at any time; (d) the Fund must receive
reasonable interest on the loan, as well as an amount equal
to any dividends, interest or other distributions on the
loaned securities, and any increase in market value; (e)
the Fund may pay only reasonable custodian fees in
connection with the loan; and (f) voting rights on the
loaned securities may pass to the borrower; however, if a
material event adversely affecting the investment occurs,
the Fund's Board of Directors must terminate the loan and
regain the right to vote the securities. The risks in
lending portfolio securities, as with other extensions of
secured credit, consist of possible delay in receiving
additional collateral or in the recovery of the securities
or possible loss of rights in the collateral should the
borrower fail financially. Loans will be made to firms
deemed by    SBMFM     to be of good standing and will not
be made unless, in the judgment of    SBMFM    , the
consideration to be gained from such loans would justify the risk.

     Options on Securities. The Fund may purchase put and
call options on securities. An option position may be
closed out only where there exists a secondary market for
an option of the same series on a securities exchange or in
the overthe-counter market. Although the Fund generally
will purchase only those options for which    SBMFM
believes there is an active secondary market so as to facilitate its closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen event, have at times rendered certain of the facilities of the Options Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options.

     Securities exchanges have established limitations
governing the maximum number of calls and puts of each
class which may be held or exercised within certain time
periods by an investor or group of investors acting in
concert
(regardless of whether the options are held or exercised in
one or more accounts or through one or more brokers). It is
possible that the Fund,    SBMFM     and other of its
clients and affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. government securities. These limits may restrict the number of options which the Fund will be able to purchase on a particular security.

   Stock Index Options. The Fund may purchase and write put and call options on domestic stock indexes listed on domestic securities exchanges and, subject to applicable state securities regulations, on foreign stock indexes listed on foreign securities exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or the Canadian
Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas
Index or the Computer and Business Equipment Index.

    Options on stock indexes are similar to options on securities except that the delivery requirements are different. Instead of giving the right to take or make delivery of a security at a specified price, an option on a stock index gives the holder the right to receive a cash
"exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in U.S. dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the payment received, to make delivery of this amount.
The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     The effectiveness of purchasing or writing stock index
options as a hedging technique will depend upon the extent
to which price movements in the portion of the Fund's
securities portfolio being hedged correlate with price
movements of the stock index selected. Because the value of
an index option depends upon movements in the level of the
index rather than the price of a particular stock, whether
the Fund will realize a gain or loss from the purchase or
writing of options on an index depends upon movements in
the level of stock prices in the particular stock market
generally or, in the case of certain indexes, in an
industry or market segment, rather than movements in the
price of a particular stock. Accordingly, successful use by
the Fund of options on stock indexes will be subject to the
ability of    SBMFM     to predict correctly movements in
the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

     The Fund will engage in stock index options
transactions only when determined by    SBMFM     to be
consistent with the Fund's effort to control risk. There
can be no assurance that the use of these portfolio
strategies will be successful. When the Fund writes an
option on a stock index, the Fund will establish a
segregated account with    Morgan Guaranty    , or with a
sub-custodian for the Fund, in an amount equal to the market value of the option and will maintain the account while the option is open.

     Futures Contracts on Gold and Related Options. The
Fund's purpose in entering into a gold futures contract or a related option is to mitigate the effects of fluctuations in the price of gold without necessarily buying gold or other portfolio assets. For example, if the Fund expects gold prices to increase, the Fund might purchase gold futures contracts in anticipation of the future purchase of gold or gold-related securities. Such a purchase would have much the same effect as the Fund's buying gold. If gold prices increase as anticipated, the value of the gold futures contracts would increase at approximately the same rate.

   No consideration is paid or received by the Fund upon the purchase of a gold futures contract. Initially, the Fund will be required to deposit with a broker an amount of cash or cash equivalents, such as U.S. government securities or high grade debt obligations. This amount, known as initial margin, is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the gold futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as maintenance margin, to and from broker, will be made daily as the price of the gold bullion underlying the futures contract fluctuates, making the positions in the futures contract more or less valuable, a process known as "marking-to-market." Because the value of an option on a futures contract is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

   There are several risks in connection with the use of
gold futures contracts and related options as hedging
devices. Successful use of gold futures contracts and
related options by the Fund is subject to the ability of
   SBMFM     to predict correctly movements in the price of
gold and other factors affecting markets for gold. These predictions involve skills and techniques that are different from those generally involved in the management of the Fund. In addition, there can be no assurance that there will be a correlation between movements in the price of gold futures contracts or an option on a gold futures contract and movements in the price of the hedged assets. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in the price of gold or the hedged securities.

   At any time prior to the expiration of a gold futures contract or an option on a gold futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). Although the Fund intends to purchase gold futures contracts and related options only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts or options at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that gold futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of gold futures positions and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of maintenance margin, and an increase, if any, in the value of the portion of the portfolio being hedged may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the assets being hedged will, in fact, correlate with the price movements in a gold futures contract or an option thereon and thus provide an offset to losses on the futures contract or option.

     If the Fund has hedged against the possibility of a change in the price of gold adversely affecting the value of its assets and prices move in a direction opposite to that which was anticipated, the Fund will probably lose part or all of the benefit of the increased value of the assets hedged because of offsetting losses in its futures positions. In addition, in such a situation, if the Fund has insufficient cash, it might have to sell assets to meet daily maintenance margin requirements at a time when it would be disadvantageous to do so. These sales of assets could, but will not necessarily, be at increased prices which reflect the change in the value of gold.

     The ability of the Fund to trade in gold futures contracts and related options may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes."

     Currency Transactions. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivable or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio securities positions denominated or quoted in the currency. The Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the securities held in its portfolio denominated or quoted in or currently convertible
(such as through exercise of an option or consummation of a forward contract) into that particular currency. If the Fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency;
(b) ownership of an option to enter into an offsetting forward contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided such covering contract is itself covered by one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the Fund cash or readily marketable securities in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid debt securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

   At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase.

     If a devaluation of a currency is generally anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level that it anticipates. The Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Investment Restrictions

     The Fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 8 below are fundamental policies that cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, defined as the lesser of (a) 67% of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by a vote of the Board of Directors at any time.

The investment policies adopted by the Fund prohibit it from:

1. With respect to 75% of the value of its total assets, investing more than 5% of its total assets in securities of any one issuer, except securities issued or guaranteed by the United States government, or purchase more than 10% of the outstanding voting securities of such issuer.

2. Issuing senior securities as defined in the 1940 Act and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of: (a) borrowing money or purchasing securities on a when issued or delayed-delivery basis; (b) purchasing or selling futures contracts and options on futures contracts and other similar instruments; and (c) issuing separate classes of shares.

3. Investing more than 25% of its total assets in securities, the issuers of which are in the same industry
(other than in Natural Resource Investments as defined in the Prospectus). For purposes of this limitation, U.S.
government securities are not considered to be issued by members of any industry.

4. Borrowing money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

5. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities.

6. Engaging in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchasing or selling commodities or commodity contracts, but this shall not prevent the Fund from: (a) trading in futures contracts and options on futures contracts, or (b) investing in gold bullion and coins or receipts for gold.

8. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or selling any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization or acquisition of assets.

10. Purchasing restricted securities, illiquid securities or other securities which are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities. For purposes of this limitation, (a) repurchase agreements providing for settlement in more than seven days after notice by the Fund and (b) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

11. Purchasing any security if as a result the Fund would then have more than 5% of its total assets (taken at current value) invested in securities of issuers which directly or through a parent or affiliated company have had ongoing operations for fewer than three years. For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.

12. Making investments for the purpose of exercising control or management.

13. Purchasing or retaining securities of any company if,
to the knowledge of the Fund, any of the Fund's officers
and Directors or any officer or director of    SBMFM
individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

14. Investing in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets, of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized domestic or foreign stock exchange to the extent permitted by applicable state securities laws.

15. Engaging in the purchase or sale of put, call, straddle or spread options or in the writing of such options other than (a) purchasing and writing put and call options on securities and stock indexes, (b) entering into closing purchase transactions with respect to such options, (c) purchasing put and call options on gold, purchasing gold futures contracts and writing covered call options on gold, or (d) upon 60 days' notice given to its shareholders, (i) writing put and other call options on gold or (ii) entering into other hedging transactions involving futures contracts and related options, including gold futures contracts.

     Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in those practices would require Board approval and appropriate disclosure to investors. If any percentage limitation is complied with at the time of an investment, a later increase or decrease resulting from a change in values or assets will not constitute a violation of that limitation. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above such as those regarding oil and mineral leases and real estate limited partnerships. For example, the Board of Directors has adopted a policy, which may be changed without shareholder approval, that the Fund may not purchase the security of any issuer (other than U.S.
government securities) if, as a result, with respect to 100% of the Fund's total assets, more than 5% of the Fund's assets would be invested in the securities of such issuer.
Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Turnover

   While the Fund does not intend to trade in securities
for short-term profits, securities may be sold without
regard to the length of time they have been held by the
Fund when warranted by the circumstances. The Fund cannot
accurately predict its annual rate of portfolio turnover
(that is, the lesser of purchases or sales of portfolio
securities for the year divided by the monthly average
value of portfolio securities for the year); however, it is
anticipated that the annual turnover rate generally will
not exceed 100%. Under certain market conditions, the Fund
may experience increased portfolio turnover as a result of
its options activities. For instance, the exercise of a
substantial number of options on stock indexes written by
the Fund (due to appreciation of the underlying index in
the case of call options or depreciation of the underlying
index in the case of put options) could result in a
turnover rate in excess of 100%. A portfolio turnover rate
of 100% would occur, for example, if all the securities in
the Fund's portfolio were replaced once during a period of
one year. Securities with remaining maturities of one year
or less on the date of acquisition are excluded from the
calculation.    The portfolio turnover rates for the 1994
and 1995 fiscal years were 50% and ____%, respectively.

Portfolio Transactions

   Most of the purchases and sales of securities for the
Fund, whether transacted on a securities exchange or over
the-counter, will be effected in the primary trading market
for the securities. The primary trading market for a given
security generally is located in the country in which the
issuer has its principal office. Decisions to buy and sell
securities for the Fund are made by    SBMFM    , which
also is responsible for placing these transactions, subject
to the overall review of the Board of Directors. Although
investment decisions for the Fund are made independently
from those of the other accounts managed by    SBMFM    ,
investments of the type the Fund may make also may be made
by those other accounts. When the Fund and one or more
other accounts managed by    SBMFM     are prepared to
invest in, or desire to dispose of, the same security,
available
investments or opportunities for sales will be allocated in
a manner believed by    SBMFM     to be equitable to each.
In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

     Transactions on domestic stock exchanges and some
foreign stock exchanges involve the payment of negotiated
brokerage commissions. On exchanges on which commissions
are negotiated, the cost of transactions may vary among
different brokers. On many foreign exchanges, commissions
generally are fixed. There is generally no stated
commission
in the case of securities traded on domestic or foreign
overthe-counter markets, but the prices of those securities
include undisclosed commissions or mark-ups. The cost of
securities purchased from underwriters includes an
underwriting commission or concession, and the prices at
which securities are purchased from and sold to dealers
include a dealer's mark-up or mark-down.    For the 1993,
1994 and 1995 fiscal years, the Fund paid $452,311, $287,617 and $_______, respectively, in brokerage commissions. During the 1993 fiscal year another fund was acquired by the Fund, causing duplication in the Fund's portfolio. These securities were then sold resulting in higher brokerage commissions in 1993 than in 1994 or 1995.


   In selecting brokers or dealers to execute portfolio
transactions on behalf of the Fund,    SBMFM     seeks the
best overall terms available. In assessing the best overall
terms available for any transaction,    SBMFM     will
consider the factors it deems relevant, including the
breadth of the market in the security, the price of the
security, the financial condition and execution capability
of the broker or dealer and the reasonableness of the
commission, if any, for the specific transaction and on a
continuing basis. In addition, the Management Agreement
authorizes    SBMFM     in selecting brokers or dealers to
execute a particular transaction and in evaluating the best
overall terms available, to consider the brokerage and
research services (as those terms are defined in Section
28(e) of the Securities Exchange Act of 1934) provided to
the Fund and/or other accounts over which    SBMFM     or
its affiliates exercise investment discretion.

     The Fund's Board of Directors periodically will review
the commissions paid by the Fund to determine if the
commissions paid over representative periods of time were
reasonable in relation to the benefits inuring to the Fund.
It is possible that certain of the services received will
primarily benefit one or more accounts for which
   SBMFM     or its affiliates exercise investment
discretion. Conversely, the Fund may be the primary
beneficiary of services received as a result of portfolio
transactions effected for other accounts. The fee under the
Management Agreement is not reduced by reason of the
receipt by    SBMFM     of such brokerage and research
services.


   The Fund's Board of Directors has determined that any
portfolio transactions for the Fund may be executed through
Smith Barney or an affiliate of Smith Barney if, in the
judgment of    SBMFM    , the use of Smith Barney is likely
to result in price and execution at least as favorable as
those of other qualified brokers, and if, in the
transaction, Smith Barney charges the Fund a commission
rate consistent with those charged by Smith Barney to
comparable
unaffiliated customers in similar transactions. Similarly,
the Fund may execute portfolio transactions in gold
futures through an affiliated broker if comparable
conditions are satisfied, including that the Fund is
charged commissions consistent with those charged for
comparable transactions in comparable accounts of the
broker's most favored unaffiliated clients. In addition,
under rules adopted by the SEC, Smith Barney may directly
execute such transactions for the Fund on the floor of any
national securities exchange, provided (a) the Board of
Directors has expressly authorized Smith Barney to effect
such transactions and (b) Smith Barney annually advises
the Fund of the aggregate compensation it earned on such
transactions. Smith Barney will not participate in
commissions from brokerage given by the Fund to other
brokers or dealers and will not receive any reciprocal
brokerage business resulting therefrom. Overthe-counter
purchases and sales are transacted directly with principal
market makers except in those cases in which better prices
and executions may be obtained elsewhere.    For the 1993,
1994 and 1995 fiscal years, the Fund paid $32,625, $2,800 and $_____, respectively, in brokerage commissions to Smith Barney and/or Shearson Lehman Brothers. For the 1995 fiscal year, Smith Barney received ___% of the brokerage commissions paid by the Fund and effected ____% of the total dollar amount of transactions for the Fund involving the payment of brokerage commissions.

     The Fund will not purchase any security, including
U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by regulations adopted by the SEC.

PURCHASE OF SHARES

Volume Discounts

     The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) taxexempt organizations enumerated in Sections 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended), purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

     Reduced sales charges, in accordance with the
schedule in the Prospectus, apply to any purchase of Class
A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other funds of the Smith
Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser, is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should contact a Smith Barney Financial
Consultant.



Determination of Public Offering Price

     The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B or Class C share (or Class A share purchases, including applicable right of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B shares and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

     The right of redemption may be suspended or the date of payment postponed: (a) for any period during which the New York Stock Exchange Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings); (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable; or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

   If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

    An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $100 monthly may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it.
Withdrawal payments should not be considered income from an investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

     Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with TSSG as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. A shareholder who purchases shares directly through TSSG may continue to do so. Applications for participation in the Withdrawal Plan must be received by TSSG no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial
Consultant.

DISTRIBUTOR

     Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a distribution agreement
(the "Distribution Agreement") which was most recently approved by the Fund's Board of Directors on July 19, 1995. For the 1993, 1994 and 1995 fiscal years, Smith
Barney or its predecessor, Shearson Lehman Brothers, received $95,564, $93,066 and $______, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the period from November 6, 1992 through October 31, 1993 and the fiscal years ended October 31, 1994 and 1995, Smith Barney or its predecessor received from shareholders $66,095, $94,391 and $_____, respectively, in CDSC on the redemption of Class B shares.

     When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund of the Smith Barney Mutual Funds (other than Smith Barney
Exchange Reserve Fund). If the investor instructs Smith
Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory capacity or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Management and Distribution Agreements for continuance.

     For the fiscal year ended October 31, 1995, Smith
Barney incurred distribution expenses totaling approximately $________, consisting of approximately
$______ for advertising, $______ for printing and mailing of prospectuses, $_______ for support services, $_______ to Smith Barney Financial Consultants, and $_______ in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

     To compensate Smith Barney for the service it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith
Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class
A, Class B and Class C shares. In addition, the Fund pays
Smith Barney a distribution fee with respect to Class B and Class C shares primarily intended to compensate Smith
Barney for its initial expense of paying Financial
Consultants a commission upon sales of those shares. The
Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average net assets attributable to the shares of the respective
Class.

   For the fiscal year ended October 31, 1994, the Fund incurred $62,693 and $134,998 in service fees for Class A and Class B shares, respectively. For the fiscal year ended October 31, 1995, the Fund incurred $______ and
$_______ in service fees for Class A and Class B shares.
In addition, Class B and Class C shares pay a distribution fee primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon the sale of its Class B and Class C shares. These distribution fees are calculated at the annual rate of 0.75% of the value of the average daily net assets attributable to the respective Class. For the fiscal year ended October 31, 1994 and 1995, the Fund incurred $404,995 and $_______ for Class B shares, respectively, in distribution fees. As of October 31, 1995, there were no service or distribution fees incurred for Class C shares.

     Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors").
The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent
Directors in the
manner described above. The Plan may be terminated with respect to a Class of the Fund at any time, without penalty, by vote of a majority of the Independent
Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940
Act). Pursuant to the Plan, Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

     Each Class' net asset value per share is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, President's Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

     Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-thecounter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

     Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

C. Class B shares of any fund may be exchanged without paying a CDSC. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

     Dealers other than Smith Barney must notify TSSG of the investor's prior ownership of Class A shares of Smith
Barney High Income Fund and the account number in order to accomplish an exchange of shares of the Smith Barney High
Income Fund under paragraph B above.

     The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is to be made. Prospectuses may be obtained from a Smith Barney Financial Consultant.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.




PERFORMANCE DATA

     From time to time, the Fund may quote total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investors Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.

Average Annual Total Return

     "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P (1+T)n = ERV

          Where:    P     =a hypothetical initial payment
of
$1,000.
                         T     =average annual total
               return. n    =number of years.
               ERV  =Ending Redeemable Value of a
hypothetical $1,000 investment made
at the beginning of the 1-, 5- or 10-year period at the
end of the 1-, 5-                    or 10-year period (or
fractional portion thereof), assuming
reinvestment of all dividends and distributions.



          Class A's average annual total return was as follows for the periods indicated:

      ___% for the one-year period beginning on November
1, 1994 through October 31, 1995.

      ___% per annum during the five-year period from November 1, 1990 through October 31, 1995.

     ___% per annum for the period from commencement of
operations (November 24, 1986)                     through
October 31, 1995.

          Class B's average annual total return was as follows for the periods indicated:

   ___% for the one-year period beginning on November 1, 1993 through October 31, 1995; and

   ___% per annum from November 6, 1992 through October
31, 1995.

     Average annual total return figures calculated in accordance with the above formula assume that the maximum
5.00% sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical investment. If the maximum 5.00% sales charge had not been deducted at the time of purchase, Class A's average annual total return for the same periods would have been ___%, ____% and ____%, respectively. If the maximum CDSC had not been deducted at the time of purchase, Class B's average annual total return for the same periods would have been ____% and ____%, respectively.





Aggregate Total Return

     Aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

ERV-P
P

          Where:   P      =a hypothetical initial payment
of
$10,000.
               ERV  =Ending Redeemable Value of a
hypothetical $10,000 investment
made at the beginning of the 1-, 5- or 10-year period at
the end of the                  1-, 5- or 10- year period
(or fractional portion thereof), assuming reinvestment of all dividends and distributions.
          Class A's aggregate total return was as follows for the periods indicated:
     _____% for the one-year period beginning on November
1, 1994 through October 31, 1995.
   _____% for the five-year period from November 1, 1990 through October 31, 1995.

     _____% for the period from commencement of operations
(November 24, 1986) through October               31, 1995.

          Class B's aggregate total return was as follows for the periods indicated:

     _____% for the one-year period beginning on November
1, 1994 through October 31, 1995; and

     _____% per annum from November 6, 1992 through October
31, 1995.

          Class C's aggregate total return was as follows for the period indicated:

     ____% for the period beginning November 7, 1994 through October 31, 1995.

     Class A aggregate total return figures assume that the maximum 5.00% sales charge has not been deducted from the investment at the time of purchase. If the maximum 5.00% sales charge had been deducted at the time of purchase, Class A's aggregate total return for the same periods would have been ____%, _____% and ____%, respectively.

     Class B aggregate total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of purchase. If the maximum 5% CDSC had not been deducted at the time of purchase, Class B's aggregate total return for the same periods would have been ____% and ____%, respectively.

     Class C aggregate total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of purchase. If the maximum 1% CDSC had not been deducted at the time of purchase, Class C's aggregate total return for the same period would have been ____%.

     Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the portfolio securities.

   It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

TAXES

Tax Status of the Fund

   The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders.
One of several requirements for qualification is that the Fund receives at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities and foreign currencies. Income from investments in gold bullion and gold coins will not qualify as gross income from "securities" for purposes of the 90% test.
Therefore, the Fund intends to restrict its investment in gold bullion and gold coins to the extent necessary to meet the 90% test.

   An additional requirement is that the Fund must earn less than 30% of its gross income from the disposition of securities held for less than three months (the "30%
Test"). The 30% Test limits the extent to which the Fund may sell stocks, securities, and certain financial instruments or currencies held for less than three months.
If the Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless the option and the security are acquired on the same date. As discussed below, this requirement may also limit investments by the Fund in stock index options.
For purposes only of the 30% Test, the Fund's gains or losses from the sale (including open short sales) or other disposition of stock or securities (with the term
"securities" defined to include put and call options) held for less than three months ("three-month investments") will be netted against its gain or loss on positions that are part of a "designated hedge" with respect to such three-month investments.

Taxation of the Fund's Investments

     Gain or loss on the sale of securities by the Fund generally will be long-term capital gain or loss if the Fund has held the securities for more than one year. Gain or loss on sales of securities held for not more than one year will be short-term. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent that it reflects accrued market discount.

     Option Transactions. The tax consequences of options transactions entered into by the Fund will vary depending on the nature of the underlying security and whether the "straddle" rules, discussed separately below, apply to the transaction.

     If the Fund purchases a put option on an equity security, convertible debt security or gold or purchases a call option on gold and such a put or call option expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period for the option. If the Fund exercises such a put option, it will realize a short-term capital gain or loss
(long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid and the Fund's tax basis in the underlying securities. No gain or loss will be recognized by the Fund if it exercises a call option.

     The Fund may write a covered call option on gold. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying gold. Generally, any such gain or loss will be short-term capital gain or loss. If a call option written by the Fund is exercised, the Fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying gold. Whether the gain or loss will be long-term or short-term will depend on the Fund's holding period for the underlying gold.

     The Code imposes a special "mark-to-market" system for taxing "section 1256 contracts" including certain options on nonconvertible debt securities (including U.S.
government securities), options on certain stock indexes, gold futures contracts and certain foreign currency contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes. Provided that section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and unrealized year-end gain or loss from these investment positions (including premiums on options that expire unexercised) will be treated as 60% longterm and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the Fund.

     It is not entirely clear whether mark-to-market gain on instruments held for less than three months at the close of the Fund's taxable year represents a gain on securities held for less than three months for purposes of the 30%
Test discussed above. Although a favorable ruling by the Internal Revenue Service on this issue may be forthcoming, pending such a determination, the Fund may have to restrict its fourth quarter transactions in section 1256 contracts.

     Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts ("straddles"). Straddles are defined to include
"offsetting positions" in actively traded personal property. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. Under current law, it is not clear under what circumstances one investment made by the Fund, such as an option contract, would be treated as offsetting another investment also held by the Fund, and, therefore, whether the Fund would be treated as having entered into a straddle. Also, the forward currency contracts entered into by the Fund may result in the creation of straddles for Federal income tax purposes.

     If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions.
Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period. To the extent that the straddle rules apply to positions established by the Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted into short-term gains.

   If the Fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all of the components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract).
If the Fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60%/40%" mark-to-market rules. If any such election is made, the amount, the nature (as long or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

Taxation of Shareholders

    The portion of the dividends received from the Fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stocks). The Fund's holding period will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more positions in substantially similar or related properties. Dividends received deductions will be allowed only with respect to shares a corporate shareholder has held for at least 46 days within the meaning of the same holding period rules applicable to the Fund.

     If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends must be included in the Fund's gross income as of the later of (a) the date that such stock became ex-dividend with respect to such dividends
(i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date that the Fund acquired such stock.
Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

     If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced.
The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares.
Furthermore, the same rule would apply to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

   Investors considering buying shares of the Fund on or just prior to a record date for a taxable-dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

     Capital Gains Distributions. As a general rule, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize shortterm capital gain or loss if the shares have been held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the Fund, and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

     Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31%
"backup withholding tax" with respect to (a) taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's Federal income tax liability.

      The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

   The Fund was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson
Lehman Precious Metals and Minerals Fund Inc. On November
17, 1989, March 31, 1992, July 30, 1993, October 14, 1994
   and November ___, 1995, the Fund changed its name to SLH Precious Metals and Minerals Fund Inc., Shearson
Lehman Brothers Precious Metals and Minerals Fund Inc.,
Smith Barney Shearson Precious Metals and Minerals Fund
Inc., Smith Barney Precious Metals and Minerals Fund Inc.
and Smith Barney Natural Resources Fund Inc., respectively.

     Morgan Guaranty, located at 60 Wall Street, New York,
New York 10260, serves as the Fund's custodian. Under its agreement with the Fund, Morgan Guaranty holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, Morgan Guaranty receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act. Morgan
Guaranty is authorized to establish separate accounts in foreign securities owned by the Fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories.

     TSSG, located at Exchange Place, Boston,
Massachusetts 02109, serves as the Fund's transfer agent.
Under the transfer agency agreement, TSSG maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, TSSG receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.
 APPENDIX

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating.
Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

AAA

Prime -- These are obligations of the highest quality.
They have the strongest capacity for timely payment of debt service.

General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions
(including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA

High Grade -- The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A

Good Grade -- Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service.
It differs from the two higher ratings because:

General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent.
Management performance appears adequate.

BBB

Medium Grade -- Of the investment grade ratings, this is the lowest.

General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between ``A'' and ``BBB'' ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

The rating C is reserved for income bonds on which no interest is being paid.

D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest.
Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Moody's Ratings for Municipal Bonds

Aaa

Bonds that are Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds that are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca

Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short comings.



C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade
("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG").
This distinction is in recognition of the differences between short-term credit risk and long-term credit risk.
Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with ample margins of protection although not as large as the preceding group.
Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be tight and market access for refinancing, in particular, is likely to be less well established.

Description of S&P A-1+ and A-1 Commercial Paper Rating

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of AA- or higher), or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 by S&P has the following characteristics:
liquidity ratios are adequate to meet cash requirements;
long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing;
basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

Description of Moody's Prime-1 Commercial Paper Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


Smith Barney

   Natural Resources Fund Inc.





388 Greenwich Street





New York, New York 10013





Fund 31, 204, 256, 450

Smith Barney

   Natural Resources





Fund Inc.

























Statement of









Additional Information















____________, 1995



























     SMITH BARNEY PRECIOUS METAL AND MINERALS FUND

                           INC. PART C

                      OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a)  Financial Statements

          Included in Part A:
                   Financial Highlights
          Included in Part B:
                  The Registrant's Annual Report for the
fiscal year ended October 31, 1994                     and
the Report of Independent Accountants dated December 29,
1994 are                 incorporated  by reference to the
Rule 30(b)2-1 filed on January 3, 1995 as
Accession #53798-95-000003.

          Included in Part C:

                  Consent of Independent Accountants.

(b)  Exhibits

    All references are to the Registrant's registration statement on Form
   N-1A (the "Registration Statement") as filed with the Securities and
   Exchange Commission on July 18, 1986.  File Nos. 33-
7339 and 811-4757.

(1)(a) Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement
     filed on October 27,1993 ("Post-Effective Amendment
No. 12").

    (b)   Articles of Amendment dated October 30, 1986 to
Articles of
   Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (c)   Articles of Amendment dated November 17, 1989 to
Articles of
   Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (d)   Articles Supplementary dated November 5, 1992 to
Articles of
   Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.


    (e)   Articles of Amendment dated November 19, 1992 to
Articles of
   Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.


     (f)  Articles of Amendment dated July 30, 1993 to
Articles of
   Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (g)   Articles of Amendment dated October 14, 1994 and
November 7, 1994,
     respectively and Articles Supplementary dated
November 7, 1994 are
   incorporated by reference to Post-Effective Amendment
No. 15 ("Post-
     Effective Amendment No. 15").

(2)(a) Registrant's By-Laws are incorporated by reference to the
     Registration Statement.

    (b)   Amendment to Registrant's By-Laws is
incorporated
by reference
   to Post-Effective Amendment No. 4 to the Registration
Statement filed on
   January 3, 1989 ("Post-Effective Amendment No. 4.").

(3)  Not Applicable.

(4)  Not Applicable.

(5)(a)    Investment Advisory Agreement dated June 20,
1994
between the
     Registrant and Smith Barney Strategy Inc. is incorporated by reference to Post-Effective Amendment No. 15.

    (b)   Sub-Investment Advisory Agreement dated June 20,
1994 between
      the Registrant and Lehman Brothers Global Asset
Management
     Limited is incorporated by reference to Post-
Effective Amendment
     No. 15.

(6)(a) Distribution Agreement between the Registrant and
Smith Barney
    Shearson Inc. is incorporated by reference to Post-
Effective Amendment No.
     12.

(7)  Not Applicable.

(8) Form of Custodian Agreement between the Registrant and Morgan
    Guaranty Trust Company of New York is filed herein.

(9)(a) Administration Agreement dated April 20, 1994 between the Registrant and Smith, Barney Advisers, Inc. ("SBA") is incorporated by reference to Post-Effective Amendment No. 15.

    (b) Transfer Agency Agreement dated August 2, 1993 between the
     Registrant and The Shareholder Services Group, Inc.
is incorporated
     by reference to Post-Effective Amendment No. 14.

 (10)     Not Applicable.

(11)     Consent of Independent Accountants is
incorporated by reference to
    Post-Effective Amendment No. 16 to the Registration
Statement filed on
     February 28, 1995.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Amended Service and Distribution Plan pursuant to
Rule 12b-1 between
     the Registrant and Smith Barney Inc. is
incorporated by reference to
     Post-Effective Amendment No. 15.

(16) Performance Data is incorporated by reference to Post
Effective
     Amendment No. 4.




Item 25. Persons Controlled by or Under Common Control with Registrant

       None.
Item 26.  Number of Holders of Securities

          (1)                      (2)
                              Number of Record
     Title of Class      Holders by Class as of December
16, 1994

     Common Stock                  Class A-7067
     par value $.001 per           Class
B-4161
     share                         Class
C-29

Item 27.  Indemnification

     The response to this item is incorporated by reference to Post-
     Effective Amendment No. 1.
Item 28(a).    Business and Other Connections of
Investment Adviser
Investment Adviser - - Smith Barney Strategy Advisers Inc.
Smith Barney Strategy Advisers Inc. ("Strategy Advisers") was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1,
1994, Strategy Advisers changed its name from Smith Barney
Strategy
Advisers Inc. to its current name. Strategy Advisers is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc.
("SBMFM"), which
was incorporated under the laws of the state of Delaware in 1968. SBA is a wholly owned subsidiary of Smith Barney Holdings Inc.
(formerly known as
Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly know as Primerica Corporation)
("Travelers"). Strategy Advisers is registered as an investment adviser under the Investment Adviser Act of 1940 (the "Advisers
Act").  Strategy
Advisers is also registered with the Commodity Futures
Trading Commission
(the "CFTC") as a commodity pool operator under the Commodity Exchange Act
(the "CEA"), and is a member of the National Futures
Association (the
"NFA").

The list required by this Item 28 of officers and directors of SBMFM and
Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of
Strategy Advisers pursuant to the Advisers Act (SEC File
No. 801-8314).

Prior to the close of business on July 30, 1993 (the
"Closing"), Shearson
Lehman Investment Strategy Advisors Inc. ("Shearson Lehman
Strategy
Advisors"), was a wholly owned subsidiary of Shearson
Lehman Brothers Inc.
("Shearson Lehman Brothers"), and served as the
Registrant's investment
adviser.  On the Closing, Travelers and Smith Barney Inc.
(formerly known
as Smith Barney Shearson Inc.)("Smith Barney") acquired
the domestic retail
brokerage and asset management business of Shearson Lehman
Brothers which
included the business of the Registrant's prior investment
adviser.
Shearson Lehman Brothers was a wholly owned subsidiary of
Shearson Lehman
Brothers Holdings Inc. ("Shearson Holdings").  All of the
issued and
outstanding common stock of Shearson Holdings
(representing 92% of the
voting stock) was held by American Express Company.
Information as to any
past business vocation or employment of a substantial
nature engaged in by
officers and directors of Shearson Lehman Investment
Strategy Advisors can
be located in Schedules A and D of FORM ADV filed by
Shearson Lehman
Investment Strategy Advisors prior to July 30, 1993.  (SEC
FILE NO. 801-
28715)




8/30/94


Item 28(b).    Business and Other Connections of
Investment
Adviser
Sub-Investment Adviser - - Lehman Brothers Global Asset
                           Management Limited
Lehman Brothers Global Asset Management Inc. ("LBGAM"), is a wholly owned subsidiary of Lehman Brothers Holdings Inc., a publicly owned corporation.
LBGAM was incorporated in 1993 and is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and serves as investment adviser to investment companies and institutional clients.

On July 30, 1993, Shearson Lehman Brothers Holdings Inc.
changed its name
to Lehman Brothers Holdings Inc. ("Holdings"). Nippon Life
Insurance
Company owns approximately 11.2% of the outstanding voting stock of Lehman
Holdings. The list required by this Item 28 of officers and directors of
LBGAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to
Schedules A and D of FORM ADV filed by LBGAM pursuant to the Advisers Act
(SEC File No. 801-42006).

12/29/94


Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith
Barney Managed Municipals Fund Inc., Smith Barney New York
Municipals Fund
Inc., Smith Barney California Municipals Fund Inc., Smith
Barney
Massachusetts Municipals Fund, Smith Barney Global
Opportunities Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund
Inc., Smith Barney  Principal Return Fund, Smith Barney
Managed Governments
Fund Inc., Smith Barney Income Funds, Smith Barney Equity
Funds, Smith
Barney Investment Funds Inc., Smith Barney Precious Metals and Minerals
Fund Inc., Smith Barney Telecommunications Trust, Smith
Barney Arizona
Municipals Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith
Barney Fundamental Value Fund Inc., Smith Barney Series
Fund, Consulting
Group Capital Markets Funds, Smith Barney Income Trust,
Smith Barney
Adjustable Rate Government Income Fund, Smith Barney
Florida Municipals
Fund, Smith Barney Oregon Municipals Fund, Smith Barney
Funds, Inc., Smith
Barney Muni Funds, Smith Barney World Funds, Inc., Smith
Barney Money
Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith
Barney Variable
Account Funds, Smith Barney U.S. Dollar Reserve Fund
(Cayman), Worldwide
Special Fund, N.V., Worldwide Securities Limited,
(Bermuda), Smith Barney
International Fund (Luxembourg), Smith Barney
Institutional Cash Management
Fund, Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Smith Barney
Holdings
Inc. (formerly known as Smith Barney Holdings Inc.), which
in turn is a
wholly owned subsidiary of The Travelers Inc. (formerly
known as Primerica
Corporation) ("Travelers").   On  June 1, 1994, Smith
Barney changed its
name from Smith Barney Shearson Inc. to its current name.
The information
required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File
No. 812-8510).


10/4/95




Item 30.  Location of Accounts and Records

          (1)  Smith Barney Precious Metals and
Minerals Fund
               Inc.
               388 Greenwich Street
               New York, New York  10013

          (2)       Smith Barney Mutual Funds
Management Inc.
               388 Greenwich Street
               New York, New York 10013

          (3)  Lehman Brothers
                Global Asset Management
               Two Broadgate
               London EC2M 7HA United Kingdom

           (4) Morgan Guaranty Trust Company of New
               York 60 Wall Street
               New York, New York 10260

          (5)  The Shareholder Services Group, Inc.
               One Exchange Place
             Boston, Massachusetts  02109


Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          None.

                       SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Smith Barney Precious Metals and Minerals
Fund Inc., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 6th day of October,
1995.
                                        Smith Barney
Precious Metals
                                        and Minerals Fund
Inc.


                                        /s/ Heath B.
McLendon
                                        Heath B. McLendon
                                        Chief Executive
Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and as of the dates indicated.


/s/ Heath B. McLendon         Director and Chairman of
the
Board          10/5/95
Heath B. McLendon        (Chief Executive Officer)

/s/ Lewis E. Daidone          Senior Vice President and
Treasurer
Lewis E. Daidone         (Chief Financial and Accounting
Officer)       10/5/95

/s/ Alfred Bianchetti
Alfred Bianchetti             Director
10/5/95

/s/ Martin Brody
Martin Brody             Director
10/5/95

/s/ Dwight B. Crane
Dwight B. Crane               Director
10/5/95

/s/Burt N. Dorsett
Burt N. Dorsett               Director
10/5/95

/s/Elliot S. Jaffe
Elliot S. Jaffe               Director
10/5/95

/s/ Stephen E. Kaufman
Stephen E. Kaufman       Director
10/5/95

/s/ Joseph J. McCann
Joseph J. McCann         Director
10/5/95

/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.        Director
10/5/95